UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2015

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
May 31, 2015
unaudited
Common stocks 89.26% Health care 20.59%	Shares	Value (000)
Gilead Sciences, Inc.[1]	12,412,706	$1,393,574
Amgen Inc.	8,398,080	1,312,284
UnitedHealth Group Inc.	7,795,706	937,122
BioMarin Pharmaceutical Inc.[1]	6,732,514	845,402
Alexion Pharmaceuticals, Inc.[1]	4,706,327	771,085
Stryker Corp.	7,233,552	695,361
St. Jude Medical, Inc.	7,344,465	541,654
Medtronic PLC	5,799,000	442,580
Thermo Fisher Scientific Inc.	3,024,600	392,079
PerkinElmer, Inc.[2]	7,357,500	387,961
Hologic, Inc.[1]	10,480,000	374,870
Humana Inc.	1,351,347	290,067
Edwards Lifesciences Corp.[1]	2,174,000	284,185
Endo International PLC[1]	2,837,798	237,694
Illumina, Inc.[1]	1,032,510	212,780
Express Scripts Holding Co.[1]	2,200,000	191,708
Aetna Inc.	1,350,000	159,259
Boston Scientific Corp.[1]	8,018,700	146,502
Team Health Holdings, Inc.[1]	2,106,147	123,167
athenahealth, Inc.[1]	945,054	110,193
Centene Corp.[1]	470,000	35,410
Myriad Genetics, Inc.[1]	670,485	22,763
ResMed Inc.	260,000	15,293
		9,922,993
Information technology 19.37%
Google Inc., Class C1	1,044,168	555,612
Google Inc., Class A1	791,310	431,517
Oracle Corp.	22,438,814	975,864
Accenture PLC, Class A	7,858,300	754,711
Avago Technologies Ltd.	4,903,195	726,016
Cognizant Technology Solutions Corp., Class A1	9,293,000	601,443
Texas Instruments Inc.	10,667,000	596,499
ASML Holding NV3	5,251,712	588,851
Yahoo! Inc.[1]	7,132,000	306,212
Adobe Systems Inc.[1]	3,824,000	302,440
Zebra Technologies Corp., Class A1,2	2,627,902	288,123
Tencent Holdings Ltd.[3]	13,675,000	273,272
Intuit Inc.	2,277,000	237,150
Palo Alto Networks, Inc.[1]	1,289,029	218,478
Baidu, Inc., Class A (ADR)[1]	1,100,000	217,140
Qorvo, Inc.[1]	2,403,550	197,452
JDS Uniphase Corp.[1,2]	15,256,074	195,583
Tata Consultancy Services Ltd.[3]	4,785,000	195,256
Intel Corp.	5,500,000	189,530
Microsoft Corp.	3,725,000	174,553
Autodesk, Inc.[1]	3,000,000	162,450
AMCAP Fund — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Trimble Navigation Ltd.[1]	6,808,200	$159,584
salesforce.com, inc.[1]	2,068,000	150,447
Finisar Corp.[1,2]	6,471,189	141,719
EMC Corp.	5,358,000	141,130
VMware, Inc., Class A1	1,537,000	134,211
MasterCard Inc., Class A	1,223,000	112,834
Visa Inc., Class A	1,238,000	85,026
Broadcom Corp., Class A	1,200,000	68,220
Automatic Data Processing, Inc.	700,000	59,857
Gemalto NV3	548,942	48,092
National Instruments Corp.	896,000	26,799
Apple Inc.	171,000	22,278
		9,338,349
Industrials 12.56%
Precision Castparts Corp.	3,907,804	827,009
Union Pacific Corp.	6,150,460	620,643
Towers Watson & Co., Class A2	3,912,500	539,729
Nielsen NV	11,508,340	517,760
General Dynamics Corp.	3,560,000	498,970
Sensata Technologies Holding NV1	6,350,000	349,821
Norfolk Southern Corp.	3,608,319	331,965
Nordson Corp.[2]	3,992,500	323,033
Carlisle Companies Inc.	3,014,214	298,859
Oshkosh Corp.[2]	5,079,000	254,763
CSX Corp.	5,764,500	196,454
ITT Corp.	4,414,000	188,390
Generac Holdings Inc.[1,2]	3,911,475	163,421
Verisk Analytics, Inc., Class A1	2,064,300	149,827
Moog Inc., Class A1	2,070,332	142,087
Landstar System, Inc.	1,640,000	107,256
Jacobs Engineering Group Inc.[1]	2,412,300	104,356
IDEX Corp.	1,288,000	99,511
Cummins Inc.	710,000	96,241
Danaher Corp.	1,104,900	95,375
Chart Industries, Inc.[1,2]	1,966,353	63,828
J.B. Hunt Transport Services, Inc.	628,907	52,841
PayPoint PLC[3]	2,274,900	32,890
		6,055,029
Consumer discretionary 11.57%
Netflix, Inc.[1]	1,840,000	1,148,270
Amazon.com, Inc.[1]	1,614,000	692,777
Johnson Controls, Inc.	7,937,494	412,908
DIRECTV[1]	4,161,000	378,818
Williams-Sonoma, Inc.	3,678,000	289,128
Priceline Group Inc.[1]	230,400	270,038
NIKE, Inc., Class B	2,624,000	266,782
Wyndham Worldwide Corp.	3,120,000	264,919
lululemon athletica inc.[1]	4,236,530	253,302
Ralph Lauren Corp., Class A	1,713,877	223,490
BorgWarner Inc.	3,356,200	201,875
JCDecaux SA3	4,662,515	190,348
Time Warner Inc.	2,200,000	185,856
Texas Roadhouse, Inc.[2]	4,587,200	160,644
AMCAP Fund — Page 2 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Domino’s Pizza, Inc.	1,424,100	$154,743
Mattress Firm Holding Corp.[1,2]	2,105,645	124,402
Big Lots, Inc.	2,469,800	108,424
Comcast Corp., Class A	1,828,900	106,918
Harley-Davidson, Inc.	1,400,000	74,886
TJX Companies, Inc.	600,000	38,628
WPP PLC[3]	897,662	21,164
Weight Watchers International, Inc.[1]	1,705,000	9,343
		5,577,663
Energy 6.54%
Schlumberger Ltd.	4,835,000	438,873
EOG Resources, Inc.	4,855,400	430,625
FMC Technologies, Inc.[1]	9,791,122	409,171
Southwestern Energy Co.[1]	10,933,799	281,764
Concho Resources Inc.[1]	2,331,100	280,431
Cabot Oil & Gas Corp.	6,575,000	223,287
Chesapeake Energy Corp.	14,200,000	200,362
Canadian Natural Resources, Ltd.	5,791,000	178,722
Apache Corp.	2,958,900	177,061
Denbury Resources Inc.[2]	22,428,635	165,299
Tullow Oil PLC[3]	23,658,941	142,906
BG Group PLC[3]	6,766,000	117,608
C&J Energy Services, Ltd.[1]	3,597,356	54,068
Baker Hughes Inc.	549,313	35,409
Chevron Corp.	165,500	17,047
		3,152,633
Financials 5.10%
Progressive Corp.	21,195,555	579,486
U.S. Bancorp	7,345,000	316,643
Crown Castle International Corp.	3,743,417	305,276
State Street Corp.	3,225,440	251,358
AIA Group Ltd.[3]	26,530,000	174,238
PNC Financial Services Group, Inc.	1,800,000	172,242
BB&T Corp.	3,500,000	138,145
Charles Schwab Corp.	4,245,820	134,380
Texas Capital Bancshares, Inc.[1]	2,020,654	109,924
Torchmark Corp.	1,543,721	88,100
Simon Property Group, Inc.	365,000	66,211
HDFC Bank Ltd.[3]	2,900,288	54,951
HDFC Bank Ltd. (ADR)	161,500	9,629
Signature Bank[1]	409,789	57,227
		2,457,810
Materials 4.84%
Monsanto Co.	5,327,600	623,223
Celanese Corp., Series A2	8,577,922	590,590
Albemarle Corp.[2]	6,795,339	408,740
Valspar Corp.	2,594,185	216,511
AptarGroup, Inc.	2,750,000	175,367
Praxair, Inc.	1,050,531	129,068
Syngenta AG3	180,000	82,437
Barrick Gold Corp.	3,200,000	37,952
AMCAP Fund — Page 3 of 8

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Freeport-McMoRan Inc.	1,875,000	$36,844
Ball Corp.	463,000	32,868
		2,333,600
Consumer staples 4.05%
Costco Wholesale Corp.	1,914,000	272,917
Whole Foods Market, Inc.	6,430,000	265,173
Sprouts Farmers Market, Inc.[1,2]	7,973,900	239,137
Walgreens Boots Alliance, Inc.	2,461,400	211,287
Mead Johnson Nutrition Co.	1,929,068	187,698
Kerry Group PLC, Class A3	2,400,000	179,308
L’Oréal SA, bonus shares[3]	800,000	151,183
Hypermarcas SA, ordinary nominative[1]	20,856,900	142,437
Philip Morris International Inc.	1,150,000	95,531
Altria Group, Inc.	1,750,000	89,600
Keurig Green Mountain, Inc.	859,358	74,111
Coca-Cola Co.	1,080,000	44,237
		1,952,619
Telecommunication services 0.63%
Verizon Communications Inc.	6,100,000	301,584
Utilities 0.21%
Sempra Energy	945,000	101,559
Miscellaneous 3.80%
Other common stocks in initial period of acquisition		1,829,367
Total common stocks (cost: $29,328,221,000)		43,023,206
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%	Principal amount (000)
U.S. Treasury 0.25% 2015	$2,320	2,321
U.S. Treasury 0.25% 2015	1,225	1,226
Total bonds, notes & other debt instruments (cost: $3,547,000)		3,547
Short-term securities 10.90%
Apple Inc. 0.11%–0.12% due 8/3/2015–8/7/2015[4]	100,000	99,969
Bank of New York Mellon Corp. 0.08% due 6/4/2015[4]	48,300	48,299
Caterpillar Financial Services Corp. 0.10% due 6/16/2015–7/6/2015	50,000	49,996
Chariot Funding, LLC 0.28% due 10/15/2015[4]	50,000	49,938
Cisco Systems, Inc. 0.11% due 6/17/2015[4]	25,000	24,999
Coca-Cola Co. 0.17%–0.23% due 6/9/2015–11/16/2015[4]	125,000	124,942
Fannie Mae 0.09%–0.21% due 6/1/2015–1/4/2016	675,200	675,051
Federal Farm Credit Banks 0.13%–0.19% due 6/1/2015–1/13/2016	165,000	164,964
Federal Home Loan Bank 0.06%–0.23% due 6/2/2015–1/19/2016	2,187,268	2,186,991
Freddie Mac 0.06%–0.22% due 6/10/2015–1/6/2016	943,925	943,754
General Electric Capital Corp. 0.10%–0.32% due 6/5/2015–10/7/2015	250,000	249,937
John Deere Capital Corp. 0.09% due 6/23/2015[4]	50,000	49,996
AMCAP Fund — Page 4 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Jupiter Securitization Co., LLC 0.27%–0.30% due 8/13/2015–11/5/2015[4]	$50,000	$49,951
Kimberly-Clark Corp. 0.12% due 6/1/2015[4]	30,700	30,700
PepsiCo Inc. 0.08% due 7/17/2015[4]	31,500	31,497
Pfizer Inc 0.14% due 8/3/2015[4]	32,700	32,694
Precision Castparts Corp. 0.12% due 7/2/2015[4]	25,000	24,996
Private Export Funding Corp. 0.14%–0.28% due 7/9/2015–11/4/2015[4]	77,700	77,631
U.S. Treasury Bills 0.10%–0.18% due 6/25/2015–12/10/2015	263,100	263,082
United Technologies Corp. 0.12% due 6/16/2015[4]	45,250	45,247
USAA Capital Corp. 0.08% due 6/24/2015	31,200	31,197
Total short-term securities (cost: $5,254,886,000)		5,255,831
Total investment securities 100.17% (cost: $34,586,654,000)		48,282,584
Other assets less liabilities (0.17)%		(83,713)
Net assets 100.00%		$48,198,871
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $10,015,000 over the prior five-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 5/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	6/19/2015	Citibank	$20,866	£13,500	$236
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2015 (000)
Celanese Corp., Series A	8,577,922	—	—	8,577,922	$2,573	$590,590
Towers Watson & Co., Class A	4,301,150	—	388,650	3,912,500	592	539,729
Albemarle Corp.	6,747,125	48,214	—	6,795,339	1,967	408,740
PerkinElmer, Inc.	7,342,500	15,000	—	7,357,500	514	387,961
Nordson Corp.	2,272,500	1,720,000	—	3,992,500	787	323,033
Zebra Technologies Corp., Class A1	2,555,830	72,072	—	2,627,902	—	288,123
Oshkosh Corp.[5]	525,900	4,553,100	—	5,079,000	863	254,763
Sprouts Farmers Market, Inc.[1]	5,515,000	2,458,900	—	7,973,900	—	239,137
JDS Uniphase Corp.[1]	15,256,074	—	—	15,256,074	—	195,583
Denbury Resources Inc.	20,500,000	1,928,635	—	22,428,635	1,402	165,299
Generac Holdings Inc.[1]	3,911,475	—	—	3,911,475	—	163,421
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	780	160,644
Finisar Corp.[1]	6,471,189	—	—	6,471,189	—	141,719
Mattress Firm Holding Corp.[1,5]	1,575,645	530,000	—	2,105,645	—	124,402
Chart Industries, Inc.[1]	1,966,353	—	—	1,966,353	—	63,828
AMCAP Fund — Page 5 of 8

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2015 (000)
AptarGroup, Inc.[6]	3,945,000	—	1,195,000	2,750,000	$879	$—
C&J Energy Services, Ltd.[1,6]	3,597,356	—	—	3,597,356	—	—
MITIE Group PLC[3,6]	24,021,000	—	24,021,000	—	—	—
					$10,357	$4,046,972

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,336,382,000, which represented 4.85% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $690,859,000, which represented 1.43% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 2/28/2015; it was not publicly disclosed.
[6]	Unaffiliated issuer at 5/31/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
AMCAP Fund — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
AMCAP Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$9,922,993	$—	$—	$9,922,993
Information technology	8,232,878	1,105,471	—	9,338,349
Industrials	6,022,139	32,890	—	6,055,029
Consumer discretionary	5,366,151	211,512	—	5,577,663
Energy	2,892,119	260,514	—	3,152,633
Financials	2,228,621	229,189	—	2,457,810
Materials	2,251,163	82,437	—	2,333,600
Consumer staples	1,622,128	330,491	—	1,952,619
Telecommunication services	301,584	—	—	301,584
Utilities	101,559	—	—	101,559
Miscellaneous	1,745,488	83,879	—	1,829,367
Bonds, notes & other debt instruments	—	3,547	—	3,547
Short-term securities	—	5,255,831	—	5,255,831
Total	$40,686,823	$7,595,761	$—	$48,282,584

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$236	$—	$236
*	Securities with a value of $1,911,927,000, which represented 3.97% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,362,416
Gross unrealized depreciation on investment securities	(666,486)
Net unrealized appreciation on investment securities	13,695,930
Cost of investment securities	34,586,654

Key to abbreviation and symbol
ADR = American Depositary Receipts
£ = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0715O-S49223	AMCAP Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 29, 2015